SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share (Note 9):
Weighted average ordinary shares outstanding, beginning balance	96,045,856	94,996,397
Change in shares Settlement of liability-classified share-based compensation	61,353
Weighted average ordinary shares outstanding, Settlement of liability-classified share-based compensation	57,263
Change in shares restricted stock issuance	666	333
Weighted average ordinary shares outstanding, restricted stock issuance	311	300
Change in shares restricted stock issuance one	1,000	12,751
Weighted average ordinary shares outstanding, restricted stock issuance one	356	1,962
Change in shares restricted stock issuance two	12,430	242,455
Weighted average ordinary shares outstanding, restricted stock issuance two	1,934	34,636
Change in shares restricted stock issuance three	231,661	235,741
Weighted average ordinary shares outstanding, restricted stock issuance three	33,461	31,087
Weighted average ordinary shares outstanding, ending balance	96,139,181	95,064,382